                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS
PORTFOLIO OF INVESTMENTS  JANUARY 31, 2007 (UNAUDITED)

 PAR
 AMOUNT
 (000)    DESCRIPTION                                         COUPON      MATURITY        VALUE
 -----------------------------------------------              ------     ----------   -------------
 MUNICIPAL BONDS   165.5%
          NEW JERSEY 143.1%
 $  1,500 Bayonne, NJ Redev Agy Royal
             Caribbean Proj Ser A (AMT) ........               5.375%     11/01/35    $   1,565,820
    1,990 Bergen Cnty, NJ Util Auth Wtr
             Sys (AMBAC Insd) (a) ..............               5.000      12/15/26        2,110,594
    2,250 Bergen Cnty, NJ Util Auth Wtr
             Sys (AMBAC Insd) ..................               5.000      12/15/31        2,376,090
    1,000 Burlington Cnty, NJ Brdg Commn
             Cnty Gtd Govt Leasing Pgm .........               5.250      08/15/18        1,060,260
    1,000 Burlington Cnty, NJ Brdg Commn
             Cnty Gtd Govt Leasing Pgm .........               5.250      08/15/19        1,060,260
    1,080 Camden Cnty, NJ Impt Auth Rev
             Cherry Hill Twp Lib Proj (a) ......               5.500      05/01/15        1,165,342
    2,000 Camden Cnty, NJ Muni Util Auth
             Swr Rev Cap Apprec Ser B
             (FGIC Insd) .......................                   *      09/01/14        1,484,100
    2,500 Camden Cnty, NJ Muni Util Auth
             Swr Rev Cap Apprec Ser B
             (FGIC Insd) .......................                   *      09/01/15        1,776,075
    4,095 Camden, NJ (FSA Insd) ................                   *      02/15/11        3,509,087
    1,000 Colt's Neck Twp, NJ Brd Ed
             (FSA Insd) ........................               5.000      02/01/21        1,096,070
    1,845 East Orange, NJ Brd Ed Ctf Part
             Cap Apprec (FSA Insd) .............                   *      08/01/19        1,094,694
    1,845 East Orange, NJ Brd Ed Ctf Part
             Cap Apprec (FSA Insd) .............                   *      02/01/25          847,335
    2,850 East Orange, NJ Brd Ed Ctf Part
             Cap Apprec (FSA Insd) .............                   *      02/01/28        1,128,628
    2,330 Edgewater, NJ Muni Util Auth
             Rev Swr Rfdg (MBIA Insd) (a) ......                   *      11/01/12        1,867,006
    1,000 Essex Cnty, NJ Impt Auth Lease
             Rev Gtd City of Newark
             (AMBAC Insd) ......................               5.125      04/01/29        1,031,830
    1,000 Essex Cnty, NJ Impt Auth Pkg
             Fac Rev Rfdg (AMBAC Insd) .........               5.000      10/01/22        1,023,980


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
   1,605 Hoboken, NJ Pkg Auth Pkg Rev
            Gtd Ser A (AMBAC Insd)
            (Prerefunded @ 5/01/11) ............               5.300      05/01/27        1,728,890
   2,500 Hoboken, NJ Pkg Util Ser A
            (FGIC Insd) ........................               5.250      01/01/18        2,673,300
   1,020 Mantua Twp, NJ Sch Dist Rfdg
            (MBIA Insd) (a) ....................               5.000      03/01/15        1,074,040
   6,500 Mercer Cnty, NJ Impt Auth Rev
            Cap Apprec Gtd Solid Waste
            Rfdg ...............................                   *      04/01/10        5,765,954
   7,055 Mercer Cnty, NJ Impt Auth Rev
            Cap Apprec Gtd Solid Waste
            Rfdg (a) ...........................                   *      04/01/12        5,775,787
   1,000 Middlesex Cnty, NJ Impt Auth
            Rev Admin Bldg Residential
            Proj (FNMA Collateralized)
            (AMT) ..............................               5.350      07/01/34        1,043,790
   1,000 Middlesex Cnty, NJ Impt Auth
            Rev Sr Heldrich Ctr Hotel Ser
            A ..................................               5.000      01/01/32        1,000,280
   1,000 Morris Union Jointure Commn NJ
            (Radian Insd) ......................               4.750      05/01/29        1,011,850
   1,000 Morris Union Jointure Commn NJ
            (Radian Insd) ......................               5.000      05/01/24        1,042,120
   2,000 Newark, NJ Hsg Auth Port Auth
            Newark Marine Terminal (MBIA
            Insd) ..............................               5.000      01/01/34        2,085,960
   2,000 Newark, NJ Hsg Auth Port Auth
            Newark Marine Terminal (MBIA
            Insd) ..............................               5.000      01/01/37        2,085,960
   1,500 New Jersey Econ Dev Auth
            Middlesex Wtr Co Proj Rfdg
            (AMBAC Insd) (AMT) .................               5.100      01/01/32        1,554,510
   2,000 New Jersey Econ Dev Auth Rev
            Cig Tax ............................               5.500      06/15/31        2,107,260

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
    1,000 New Jersey Econ Dev Auth Rev
             First Mtg Cadbury Corp Proj
             Ser A (ACA Insd) ..................               5.500      07/01/18        1,035,040
    1,000 New Jersey Econ Dev Auth Rev
             First Mtg Winchester Ser A ........               5.800      11/01/31        1,078,960
    2,000 New Jersey Econ Dev Auth Rev
             Kapkowski Rd Landfill Proj
             Rfdg ..............................               5.750      10/01/21        2,209,400
   10,000 New Jersey Econ Dev Auth St
             Contract Econ Recovery
             (MBIA Insd) .......................               5.900      03/15/21       11,873,200
    1,000 New Jersey Hlthcare Fac Fin
             Auth Rev Cap Hlth Sys Oblig
             Grp Ser A .........................               5.375      07/01/33        1,041,190
    1,500 New Jersey Hlthcare Fac Fin
             Auth Rev Children's
             Specialized Hosp Ser A ............               5.500      07/01/36        1,579,890
    2,500 New Jersey Hlthcare Fac Fin
             Auth Rev Gen Hosp Ctr at
             Passaic (FSA Insd) (c) ............               6.500      07/01/11        2,649,575
    4,250 New Jersey Hlthcare Fac Fin
             Auth Rev Gen Hosp Ctr at
             Passaic (FSA Insd) (c) ............               6.750      07/01/19        5,173,227
    1,000 New Jersey Hlthcare Fac Fin
             Auth Rev Palisades Med Ctr
             Oblig Grp (ACA Insd) ..............               5.250      07/01/28        1,022,670
      570 New Jersey Hlthcare Fac Fin
             Auth Rev Saint Mary Hosp (c) ......               5.875      07/01/12          597,183


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
   2,000 New Jersey Hlthcare Fac Fin
            Auth Rev South Jersey Hosp (b) .....               5.000      07/01/36        2,069,010
   4,000 New Jersey Hlthcare Fac Fin
            Auth Rev South Jersey Hosp (b) .....               5.000      07/01/46        4,097,360
   2,000 New Jersey Hlthcare Fac Fin
            Auth Rev South Jersey Hosp
            (Prerefunded @ 7/01/12) ............               6.000      07/01/32        2,201,680
     460 New Jersey Hlthcare Fac Fin
            FHA Jersey City Med Ctr
            (AMBAC Insd) .......................               4.800      08/01/21          460,736
   7,410 New Jersey Hlthcare Fac Fin
            Holy Name Hosp .....................               5.000      07/01/36        7,565,980
   1,000 New Jersey Hlthcare Fac
            Kennedy Hlth Sys ...................               5.625      07/01/31        1,055,010
   1,000 New Jersey Hlthcare Fac St
            Clare's Hosp Inc Rfdg Ser A
            (Radian Insd) ......................               5.250      07/01/23        1,058,770
   1,035 New Jersey St Ed Fac Auth Rev
            Beth Medrash Govoha
            America Ser G (a) ..................               5.875      07/01/12        1,089,286
   1,000 New Jersey St Ed Fac Auth Rev
            Beth Medrash Govoha
            America Ser G ......................               6.375      07/01/30        1,060,790
   2,000 New Jersey St Ed Fac Auth Rev
            College of NJ Ser C (FGIC
            Insd) ..............................               5.375      07/01/15        2,150,300
     500 New Jersey St Ed Fac Auth Rev
            Monmouth Univ Ser D ................               5.125      07/01/24          507,325
   1,000 New Jersey St Ed Fac Auth Rev
            Princeton Univ Rfdg Ser A ..........               5.000      07/01/30        1,060,200
   1,000 New Jersey St Ed Fac Auth Rev
            Rowan Univ Rfdg Ser D
            (AMBAC Insd) .......................               5.000      07/01/23        1,061,660
   1,000 New Jersey St Ed Fac Auth
            Rider Univ Ser A (Radian
            Insd) ..............................               5.250      07/01/34        1,065,960
     915 New Jersey St Ed Fac Auth
            Seton Hall Univ Proj Rfdg
            (AMBAC Insd) .......................               5.000      07/01/18          945,341

    2,000 New Jersey St Hsg & Mtg Fin
             Agy Multi-Family Hsg Rev Ser
             A (AMBAC Insd) (AMT) ..............               5.550      05/01/27        2,052,020
    2,490 New Jersey St Hsg & Mtg Fin
             Agy Multi-Family Hsg Rev Ser
             F (FSA Insd) (a) ..................               5.050      05/01/13        2,583,848
      130 New Jersey St Tpk Auth Tpk
             Rev Ser C (MBIA Insd) (c) .........               6.500      01/01/16          150,283
      390 New Jersey St Tpk Auth Tpk
             Rev Ser C (MBIA Insd) .............               6.500      01/01/16          450,068
    1,880 New Jersey St Tpk Auth Tpk
             Rev Ser C (MBIA Insd) (c) .........               6.500      01/01/16        2,173,318
    1,095 North Bergen Twp, NJ (FSA
             Insd) .............................                   *      08/15/09          996,439
    1,000 North Hudson Swr Auth NJ Swr
             Rev Rfdg Ser A (FGIC Insd) ........               5.250      08/01/16        1,067,470
    1,000 North Hudson Swr Auth NJ Swr
             Rev Rfdg Ser A (FGIC Insd) ........               5.250      08/01/17        1,064,930
    1,805 Ocean Twp, NJ Swr Auth Rev
             Rfdg Ser B (FGIC Insd) (a) ........               5.250      12/01/10        1,901,730
    5,000 Rahway Valley, NJ Swr Auth
             Swr Cap Apprec Ser A (MBIA
             Insd) .............................                   *      09/01/32        1,601,500
    1,000 Rutgers St Univ of NJ Rfdg Ser
             A (d) .............................               6.400      05/01/13        1,089,870
    3,500 Tobacco Settlement Fin Corp NJ
             (Prerefunded @ 6/01/12) ...........               6.000      06/01/37        3,860,360
   15,000 Tobacco Settlement Fin Corp NJ
             Ser 1A ............................               5.000      06/01/41       14,812,200
    7,375 Union Cnty, NJ .......................               5.000      03/01/16        7,748,323
    1,750 Union Cnty, NJ Util Auth Sub
             Lease Ogden Martin Ser A
             (AMBAC Insd) (AMT) ................               5.350      06/01/23        1,792,735

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
   1,000 University Medicine & Dentistry
            Ser A (MBIA Insd) ..................               5.000      09/01/17        1,036,771
                                                                                      -------------
                                                                                        153,238,480
         NEW YORK  8.1%
   2,000 Port Auth NY & NJ Cons 85th
            Ser (MBIA Insd) ....................               5.375      03/01/28        2,318,840
   1,000 Port Auth NY & NJ Cons 132nd
            Ser ................................               5.000      09/01/38        1,047,580
   5,000 Port Auth NY & NJ Cons 144th
            Ser (b) ............................               5.000      10/01/35        5,276,175
                                                                                      -------------
                                                                                          8,642,595
         GUAM  2.4%
   1,230 Guam Intl Arpt Auth Gen Ser B
            (MBIA Insd) ........................               5.250      10/01/20        1,323,222
   1,250 Guam Pwr Auth Rev Ser A
            (AMBAC Insd) .......................               5.125      10/01/29        1,295,062
                                                                                      -------------
                                                                                          2,618,284
         PUERTO RICO  8.9%
   2,000 Puerto Rico Comwlth Hwy &
            Tran Auth Hwy Rev Rfdg Ser
            Y (FSA Insd) .......................               6.250      07/01/21        2,463,240
   1,800 Puerto Rico Pub Bldg Auth Rev
            Govt Fac Ser I (Comwlth Gtd) .......               5.250      07/01/33        1,909,296
   3,000 Puerto Rico Pub Bldgs Auth Rev
            Gtd Conv Cap Apprec Ser D
            (AMBAC Insd) (b) ...................               5.450      07/01/30        2,502,210
   1,400 University Puerto Rico Univ Rev
            Rfdg Sys Ser P (b) .................               5.000      06/01/30        1,460,984
   1,120 University Puerto Rico Univ Rev
            Ref Sys Ser Q ......................               5.000      06/01/36        1,168,787
                                                                                      -------------
                                                                                          9,504,517
                                                                                      -------------

         U.S. VIRGIN ISLANDS 3.0%
   2,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser
            A ..................................               6.375      10/01/19        2,173,020
   1,000 Virgin Islands Pub Fin Auth Rev
            Sr Lien Fd Ln Rfdg Ser A
            (ACA Insd) .........................               5.625      10/01/25        1,032,870
                                                                                      -------------
                                                                                          3,205,890
                                                                                      -------------

  TOTAL LONG-TERM INVESTMENTS   165.5%
   (Cost $164,900,107) ...........................................................      177,209,766
  TOTAL SHORT-TERM INVESTMENTS   4.1%
   (Cost $4,450,000) .............................................................        4,450,000
                                                                                      -------------
  TOTAL INVESTMENTS   169.6%
   (Cost $169,350,107)............................................................      181,659,766
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (9.5%)
   (Cost ($10,140,000))

   (10,140) Notes with interest rates ranging from 3.66% to 3.69% at
            January 31, 2007 and collateral with contractual
            maturities ranging from 2035 to 2046 (e)..............................      (10,140,000)
                                                                                      -------------


  TOTAL NET INVESTMENTS  160.1%
    (Cost $159,210,107)...........................................................      171,519,766

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.....................................          657,991

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.7%).....................      (65,073,015)
                                                                                      -------------

  NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...................................    $ 107,104,742
                                                                                      =============


  Percentages are calculated as a percentage of net assets applicable to common shares.
  * Zero coupon bond
  (a) The Trust owns 100% of the outstanding bond issuance.
  (b) Underlying security related to Inverse Floaters entered into by the Trust.
  (c) Escrowed to Maturity
  (d) All or a portion of this security has been physically segregated in connection with open futures contracts.
  (e) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.

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
  ACA - American Capital Access
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  Comwth - Commonwealth of Puerto Rico
  FGIC - Financial Guaranty Insurance Co.
  FNMA - Federal National Mortgage Association
  FSA - Financial Security Assurance Inc.
  MBIA - Municipal Bond Investors Assurance Corp.
  Radian - Radian Asset Assurance

  FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                        UNREALIZED
                                                                                     APPRECIATION/
                                                                       CONTRACTS      DEPRECIATION
  SHORT CONTRACTS:
  U.S. Treasury Bonds Futures, March 2007 (Current
     Notional Value of $110,125 per contract) .................               57          $ 14,006
                                                                       ---------      ------------

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Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New Jersey Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007